Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2020 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $3,090,078,299 and the Fund owned 91.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Foreign Government Bonds — 63.0%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Barbados — 2.2%
________________________________________________________________________________________________________
Government of Barbados, 6.50%, 10/1/29(1)	USD	71,824	$72,811,580
________________________________________________________________________________________________________
Total Barbados	$72,811,580
________________________________________________________________________________________________________
Benin — 0.7%
________________________________________________________________________________________________________
Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	21,363	$24,573,280
________________________________________________________________________________________________________
Total Benin	$24,573,280
________________________________________________________________________________________________________
Costa Rica — 0.9%
________________________________________________________________________________________________________
Costa Rica Government International Bond, 5.625%, 4/30/43(2)	USD	7,840	$7,306,370
Costa Rica Government International Bond, 7.00%, 4/4/44(2)	USD	5,551	5,900,352
Costa Rica Government International Bond, 7.158%, 3/12/45(2)	USD	15,721	16,895,280
________________________________________________________________________________________________________
Total Costa Rica	$30,102,002
________________________________________________________________________________________________________
Egypt — 8.2%
________________________________________________________________________________________________________
Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	13,698	$16,411,096
Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,525	1,777,951
Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	53,603	64,757,478
Arab Republic of Egypt, 8.15%, 11/20/59(2)	USD	17,191	18,862,309
Arab Republic of Egypt, 8.50%, 1/31/47(2)	USD	12,617	14,468,343
Arab Republic of Egypt, 8.70%, 3/1/49(2)(3)	USD	48,874	56,462,373
Egypt Government Bond, 14.40%, 9/10/29	EGP	119,975	7,912,362
Egypt Government Bond, 15.60%, 8/6/26	EGP	1,129,991	77,494,121
Egypt Government Bond, 16.10%, 5/7/29	EGP	272,850	19,610,943
________________________________________________________________________________________________________
Total Egypt	$277,756,976
________________________________________________________________________________________________________
El Salvador — 2.5%
________________________________________________________________________________________________________
Republic of El Salvador, 7.125%, 1/20/50(2)(3)	USD	35,400	$38,866,899
Republic of El Salvador, 7.625%, 2/1/41(2)	USD	3,049	3,554,966
Republic of El Salvador, 7.65%, 6/15/35(2)	USD	14,315	16,690,503
Republic of El Salvador, 8.25%, 4/10/32(2)(3)	USD	21,771	26,655,269
________________________________________________________________________________________________________
Total El Salvador	$85,767,637
________________________________________________________________________________________________________
Georgia — 0.8%
________________________________________________________________________________________________________
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$16,243,268
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	3,027,358
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	3,918,040
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	2,130,824
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	9,193	3,218,943
________________________________________________________________________________________________________
Total Georgia	$28,538,433
________________________________________________________________________________________________________
Iceland — 2.9%
________________________________________________________________________________________________________
Republic of Iceland, 5.00%, 11/15/28	ISK	4,431,973	$41,123,812
Republic of Iceland, 6.50%, 1/24/31	ISK	5,253,504	55,785,532
Republic of Iceland, 8.00%, 6/12/25	ISK	281,555	2,838,998
________________________________________________________________________________________________________
Total Iceland	$99,748,342
________________________________________________________________________________________________________
New Zealand — 5.2%
________________________________________________________________________________________________________
New Zealand Government Bond, 2.50%, 9/20/35(2)(4)	NZD	95,729	$80,824,653
New Zealand Government Bond, 2.50%, 9/20/40(2)(4)	NZD	107,407	94,750,226
________________________________________________________________________________________________________
Total New Zealand	$175,574,879
________________________________________________________________________________________________________
Nigeria — 0.6%
________________________________________________________________________________________________________
Republic of Nigeria, 7.875%, 2/16/32(2)	USD	8,930	$9,361,989
Republic of Nigeria, 8.747%, 1/21/31(2)	USD	9,441	10,574,864
________________________________________________________________________________________________________
Total Nigeria	$19,936,853
________________________________________________________________________________________________________
Serbia — 12.4%
________________________________________________________________________________________________________
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	6,167,590	$63,978,230
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	12,250,000	129,115,285
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	193,311,147
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	2,700,000	33,961,644
________________________________________________________________________________________________________
Total Serbia	$420,366,306
________________________________________________________________________________________________________
Sri Lanka — 0.9%
________________________________________________________________________________________________________
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,218,520	$6,929,695
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	775,000	4,513,437
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	588,149
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	526,970	3,114,755
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,101,612
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	548,530	3,215,007
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,450,000	8,497,419
________________________________________________________________________________________________________
Total Sri Lanka	$30,960,074
________________________________________________________________________________________________________
Suriname — 0.5%
________________________________________________________________________________________________________
Suriname Government International Bond, 9.25%, 10/26/26(2)	USD	18,414	$15,796,404
________________________________________________________________________________________________________
Total Suriname	$15,796,404
________________________________________________________________________________________________________
Thailand — 1.6%
________________________________________________________________________________________________________
Thailand Government Bond, 1.25%, 3/12/28(2)(4)	THB	1,666,977	$53,079,556
________________________________________________________________________________________________________
Total Thailand	$53,079,556
________________________________________________________________________________________________________
Ukraine — 23.6%
________________________________________________________________________________________________________
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(2)(6)	USD	89,534	$88,974,412
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	3,022,403	122,443,232
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,447,084	61,881,762
Ukraine Government International Bond, 14.91%, 10/12/22	UAH	129,875	5,772,774
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	588,594	24,773,140
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	8,733,741	440,094,475
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	93,144	4,217,651
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,224,932	53,193,211
________________________________________________________________________________________________________
Total Ukraine	$801,350,657
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $1,891,614,134)	$2,136,362,979
________________________________________________________________________________________________________
Foreign Corporate Bonds — 4.6%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Georgia — 0.2%
________________________________________________________________________________________________________
Silknet JSC, 11.00%, 4/2/24(2)	USD	7,174	$8,100,594
________________________________________________________________________________________________________
Total Georgia	$8,100,594
________________________________________________________________________________________________________
Iceland — 2.7%
________________________________________________________________________________________________________
Almenna Leigufelagid EHF, 6.65%, 1/26/28(7)	ISK	4,540,000	$40,330,177
Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,720,000	15,267,926
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,963,167	16,872,118
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	8,001,097
Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	1,020,000	8,654,771
WOW Air HF, 0.00% (8)(9)	EUR	121	13,421
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(9)(10)	EUR	5,500	610,038
________________________________________________________________________________________________________
Total Iceland	$89,749,548
________________________________________________________________________________________________________
Indonesia — 0.1%
________________________________________________________________________________________________________
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$2,025,736
________________________________________________________________________________________________________
Total Indonesia	$2,025,736
________________________________________________________________________________________________________
Ireland — 0.7%
________________________________________________________________________________________________________
Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	21,357	$23,225,737
________________________________________________________________________________________________________
Total Ireland	$23,225,737
________________________________________________________________________________________________________
Mexico — 0.1%
________________________________________________________________________________________________________
Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	3,161	$2,577,233
________________________________________________________________________________________________________
Total Mexico	$2,577,233
________________________________________________________________________________________________________
Mongolia — 0.1%
________________________________________________________________________________________________________
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,311,246
________________________________________________________________________________________________________
Total Mongolia	$3,311,246
________________________________________________________________________________________________________
Netherlands — 0.4%
________________________________________________________________________________________________________
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	9,093	$9,218,029
Braskem Netherlands Finance BV, 5.875%, 1/31/50(2)	USD	5,110	5,308,012
________________________________________________________________________________________________________
Total Netherlands	$14,526,041
________________________________________________________________________________________________________
Saint Lucia — 0.1%
________________________________________________________________________________________________________
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(2)	USD	4,300	$4,280,285
________________________________________________________________________________________________________
Total Saint Lucia	$4,280,285
United Kingdom — 0.2%
________________________________________________________________________________________________________
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	6,410	$7,294,979
________________________________________________________________________________________________________
Total United Kingdom	$7,294,979
________________________________________________________________________________________________________
Total Foreign Corporate Bonds (identified cost $159,285,755)	$155,091,399
________________________________________________________________________________________________________
Sovereign Loans — 4.7%
Borrower	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Ethiopia — 0.1%
________________________________________________________________________________________________________
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed),
Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(11)	$4,311	$4,340,263
________________________________________________________________________________________________________
Total Ethiopia	$4,340,263
________________________________________________________________________________________________________
Kenya — 1.1%
________________________________________________________________________________________________________
Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	$29,835	$30,088,030
Government of Kenya, Term Loan, 8.63%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	4,971	5,063,654
________________________________________________________________________________________________________
Total Kenya	$35,151,684
________________________________________________________________________________________________________
Tanzania — 3.5%
________________________________________________________________________________________________________
Government of the United Republic of Tanzania, Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$77,850	$80,255,176
Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	36,286	37,745,271
________________________________________________________________________________________________________
Total Tanzania	$118,000,447
________________________________________________________________________________________________________
Total Sovereign Loans (identified cost $152,640,797)	$157,492,394
________________________________________________________________________________________________________
Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Argentina — 0.1%
________________________________________________________________________________________________________
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(1)(7)(12)	$2,607	$1,772,857
________________________________________________________________________________________________________
Total Argentina	$1,772,857
________________________________________________________________________________________________________
Total Credit Linked Notes (identified cost $2,614,067)	$1,772,857
________________________________________________________________________________________________________
Collateralized Mortgage Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	$28,331	$3,601,751
Series 2770, Class SH, 5.424%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)	1,424	315,711
Series 4791, Class JI, 4.00%, 5/15/48	46,704	5,735,748
________________________________________________________________________________________________________
$9,653,210
________________________________________________________________________________________________________
Federal National Mortgage Association:
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	$40,130	$5,208,166
Series 2010-67, Class BI, 5.50%, 6/25/25	12	420
Series 2010-109, Class PS, 4.939%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	3,291	656,031
Series 2018-21, Class IO, 3.00%, 4/25/48	42,130	4,815,421
Series 2018-58, Class BI, 4.00%, 8/25/48	6,880	803,907
________________________________________________________________________________________________________
$11,483,945
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations (identified cost $38,962,854)	$21,137,155
________________________________________________________________________________________________________
U.S. Government Guaranteed Small Business Administration Loans(15)(16) — 1.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
1.63%, 11/20/42	$1,242	$80,017
1.88%, 10/30/42 to 12/28/42	10,813	763,947
2.13%, 1/25/43	1,709	133,581
2.38%, 11/30/42 to 3/1/43	6,190	599,303
2.42%, 11/15/32 to 4/10/43(17)	55,391	4,599,913
2.63%, 10/27/42 to 3/20/43	10,005	1,005,363
2.88%, 10/27/42 to 2/13/43	10,507	1,200,801
2.91%, 4/12/27 to 3/10/43(17)	113,894	11,911,156
3.04%, 2/2/27 to 12/17/43(17)	119,329	12,947,524
3.13%, 10/12/42 to 2/15/43	6,987	928,632
3.38%, 12/18/42	672	96,984
3.63%, 10/27/42 to 3/28/43	23,989	3,601,846
________________________________________________________________________________________________________
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $41,746,501)	$37,869,067
________________________________________________________________________________________________________
Common Stocks — 5.9%
Security	Shares	Value
________________________________________________________________________________________________________
Cyprus — 0.3%
________________________________________________________________________________________________________
Bank of Cyprus Holdings PLC(18)	8,424,416	$12,088,217
________________________________________________________________________________________________________
Total Cyprus	$12,088,217
________________________________________________________________________________________________________
Greece — 0.6%
________________________________________________________________________________________________________
Alpha Bank AE(18)	1,278,795	$2,559,462
Eurobank Ergasias SA(18)	3,553,107	3,260,055
Hellenic Telecommunications Organization SA	219,449	3,277,384
JUMBO SA	145,345	2,956,049
National Bank of Greece SA(18)	841,785	2,672,028
OPAP SA	245,122	3,052,275
Piraeus Bank SA(18)	676,479	2,402,359
________________________________________________________________________________________________________
Total Greece	$20,179,612
________________________________________________________________________________________________________
Iceland — 2.5%
________________________________________________________________________________________________________
Arion Banki HF(1)	34,319,530	$22,930,902
Eik Fasteignafelag HF	102,837,825	7,171,188
Eimskipafelag Islands HF	8,699,370	12,013,489
Hagar HF	34,349,895	14,238,979
Heimavellir HF(18)	65,438,897	699,453
Reginn HF(18)	46,771,138	8,215,960
Reitir Fasteignafelag HF	18,117,213	11,058,211
Siminn HF	182,994,238	7,921,437
________________________________________________________________________________________________________
Total Iceland	$84,249,619
________________________________________________________________________________________________________
Indonesia — 0.6%
________________________________________________________________________________________________________
Astra International Tbk PT	3,834,600	$1,770,195
Bank Central Asia Tbk PT	1,851,100	4,374,185
Bank Mandiri Persero Tbk PT	3,437,500	1,879,609
Bank Negara Indonesia Persero Tbk PT	1,378,100	722,038
Bank Rakyat Indonesia Persero Tbk PT	10,329,800	3,358,267
Barito Pacific Tbk PT(18)	5,005,200	477,124
Charoen Pokphand Indonesia Tbk PT	1,397,600	677,406
Gudang Garam Tbk PT	87,900	358,146
Indocement Tunggal Prakarsa Tbk PT	354,500	424,822
Indofood CBP Sukses Makmur Tbk PT	443,700	368,192
Indofood Sukses Makmur Tbk PT	800,300	458,561
Kalbe Farma Tbk PT	3,785,200	394,851
Semen Indonesia Persero Tbk PT	535,700	466,690
Telekomunikasi Indonesia Persero Tbk PT	8,901,300	2,469,015
Unilever Indonesia Tbk PT	1,442,000	837,575
United Tractors Tbk PT	303,200	423,690
________________________________________________________________________________________________________
Total Indonesia	$19,460,366
________________________________________________________________________________________________________
Mongolia — 0.0%(5)
________________________________________________________________________________________________________
Mongolian Mining Corp.(18)	4,942,800	$321,401
________________________________________________________________________________________________________
Total Mongolia	$321,401
________________________________________________________________________________________________________
Serbia — 0.1%
________________________________________________________________________________________________________
Komercijalna Banka AD Beograd(18)	133,148	$3,908,148
________________________________________________________________________________________________________
Total Serbia	$3,908,148
________________________________________________________________________________________________________
Singapore — 0.5%
________________________________________________________________________________________________________
Yoma Strategic Holdings, Ltd.(18)	79,369,266	$18,198,106
________________________________________________________________________________________________________
Total Singapore	$18,198,106
________________________________________________________________________________________________________
Vietnam — 1.3%
________________________________________________________________________________________________________
Bank for Foreign Trade of Vietnam JSC	1,217,810	$4,604,917
Bank for Investment and Development of Vietnam JSC	845,160	1,844,801
Bao Viet Holdings	283,140	711,894
Binh Minh Plastics JSC	460,800	836,395
Coteccons Construction JSC	239,670	568,551
Domesco Medical Import Export JSC	195,910	638,834
Ho Chi Minh City Infrastructure Investment JSC(18)	1,400,400	1,466,810
Hoa Phat Group JSC(18)	2,855,889	2,922,914
KIDO Group Corp.	296,250	239,677
Masan Group Corp.(18)	1,399,400	3,000,701
Mobile World Investment Corp.	372,000	1,899,101
PetroVietnam Gas JSC	297,000	1,093,123
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,308,096
PetroVietnam Technical Services Corp.	1,207,281	838,306
Refrigeration Electrical Engineering Corp.	703,160	1,017,630
SSI Securities Corp.	1,202,580	903,375
Viet Capital Securities JSC	806,139	925,754
Vietnam Dairy Products JSC	984,480	4,565,765
Vietnam Prosperity JSC Bank(18)	1,851,282	1,914,937
Vietnam Technological & Commercial Joint Stock Bank(18)	1,408,200	1,401,469
Vingroup JSC(18)	2,061,280	10,132,700
________________________________________________________________________________________________________
Total Vietnam	$42,835,750
________________________________________________________________________________________________________
Total Common Stocks (identified cost $240,084,650)	$201,241,219
________________________________________________________________________________________________________
Warrants — 0.0%
Security	Shares	Value
________________________________________________________________________________________________________
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(7)(18)	22,753,484	$0
________________________________________________________________________________________________________
Total Warrants (identified cost $0)	$0
________________________________________________________________________________________________________
Short-Term Investments — 14.0%
Foreign Government Securities — 8.4%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Egypt — 0.2%
________________________________________________________________________________________________________
Egypt Treasury Bill, 0.00%, 5/26/20	EGP	71,325	$4,355,899
Egypt Treasury Bill, 0.00%, 6/30/20	EGP	54,175	3,249,443
________________________________________________________________________________________________________
Total Egypt	$7,605,342
________________________________________________________________________________________________________
Georgia — 1.1%
________________________________________________________________________________________________________
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	4,847	$1,664,602
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	2,912	998,840
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	4,282	1,468,070
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	3,528	1,213,722
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	6,015	2,068,358
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	3,566	1,225,721
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	5,965	2,049,759
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	2,427	833,711
Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	5,353	1,834,376
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	13,664	4,681,307
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	2,415	826,179
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,885	644,825
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	3,768	1,288,697
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,926	658,577
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	3,603	1,232,158
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,192	749,298
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,902	991,440
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,870	1,321,870
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	3,664	1,242,403
Georgia Treasury Bill, 0.00%, 5/14/20	GEL	8,110	2,743,863
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	5,441	1,832,435
Georgia Treasury Bill, 0.00%, 6/11/20	GEL	6,505	2,184,787
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	1,224	409,446
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	8,533	2,729,233
________________________________________________________________________________________________________
Total Georgia	$36,893,677
________________________________________________________________________________________________________
Nigeria — 0.6%
________________________________________________________________________________________________________
Nigeria OMO Bill, 0.00%, 7/21/20	NGN	2,804,653	$7,317,328
Nigeria OMO Bill, 0.00%, 1/12/21	NGN	2,814,398	6,842,200
Nigeria OMO Bill, 0.00%, 1/26/21	NGN	2,609,663	6,262,675
________________________________________________________________________________________________________
Total Nigeria	$20,422,203
________________________________________________________________________________________________________
Pakistan — 6.5%
________________________________________________________________________________________________________
Pakistan Treasury Bill, 0.00%, 2/13/20	PKR	4,502,000	$28,982,735
Pakistan Treasury Bill, 0.00%, 5/21/20	PKR	4,658,500	28,960,076
Pakistan Treasury Bill, 0.00%, 11/19/20	PKR	4,925,800	28,796,225
Pakistan Treasury Bill, 0.00%, 12/3/20	PKR	6,114,900	35,597,411
Pakistan Treasury Bill, 0.00%, 12/17/20	PKR	10,644,700	61,698,777
Pakistan Treasury Bill, 0.00%, 12/31/20	PKR	3,663,000	21,141,440
Pakistan Treasury Bill, 0.00%, 1/14/21	PKR	2,520,900	14,488,531
________________________________________________________________________________________________________
Total Pakistan	$219,665,195
Total Foreign Government Securities (identified cost $285,571,448)	$284,586,417
________________________________________________________________________________________________________
U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/6/20(19)	$30,000	$29,996,356
U.S. Treasury Bill, 0.00%, 2/13/20	15,000	14,993,892
U.S. Treasury Bill, 0.00%, 2/20/20(19)	10,000	9,993,067
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $54,978,667)	$54,983,315
________________________________________________________________________________________________________
Other — 4.0%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(20)	135,050,500	$135,064,005
________________________________________________________________________________________________________
Total Other (identified cost $135,056,342)	$135,064,005
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $475,606,457)	$474,633,737
________________________________________________________________________________________________________
Total Purchased Options and Swaptions — 0.2% (identified cost $7,267,492)	$7,797,152
________________________________________________________________________________________________________
Total Investments — 94.2% (identified cost $3,009,822,707)	$3,193,397,959
________________________________________________________________________________________________________
Securities Sold Short — (0.5)%
Common Stocks — (0.5)%
Security	Shares	Value
Ashmore Group PLC	(2,592,400)	$(18,541,379)
Total Common Stocks	$ (18,541,379)
Total Securities Sold Short (proceeds $17,254,251)	$ (18,541,379)
Other Assets, Less Liabilities — 6.3%	$216,074,281
________________________________________________________________________________________________________
Net Assets — 100.0%	$3,390,930,861
________________________________________________________________________________________________________

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $186,489,751 or 5.5% of the Portfolio's net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $755,809,121 or 22.3% of the Portfolio's net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05%.
(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine's GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(17)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2020 of all interest only securities comprising the certificate.
(18)	Non-income producing security.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Purchased Currency Options — 0.0%(5)
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
___________________________________________________________________________________________________________
Call BRL/Put USD	Standard Chartered Bank	USD	54,710,000	BRL 3.57	7/20/20	$11,434
___________________________________________________________________________________________________________
Total	$11,434
___________________________________________________________________________________________________________
Purchased Interest Rate Swaptions — 0.2%
Description	Counterparty	Notional Amount	Expiration Date	Value
___________________________________________________________________________________________________________
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	$55,409,000	7/5/28	$6,477,636
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	1,308,082
___________________________________________________________________________________________________________
Total	$7,785,718
___________________________________________________________________________________________________________
Centrally Cleared Forward Foreign Currency Exchange Contracts
___________________________________________________________________________________________________________
Currency Purchased	Currency Sold	Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
NZD	34,654	USD	22,054	2/3/20	$347
NZD	34,654	USD	22,484	2/3/20	(83)
NZD	6,960,000	USD	4,515,648	2/3/20	(16,705)
NZD	20,620,347	USD	13,378,481	2/3/20	(49,491)
NZD	28,491,576	USD	18,485,335	2/3/20	(68,383)
NZD	50,102,000	USD	32,506,178	2/3/20	(120,251)
NZD	27,580,347	USD	18,029,273	2/3/20	(201,340)
NZD	78,593,576	USD	52,029,733	2/3/20	(1,226,855)
USD	18,624,943	NZD	28,491,576	2/3/20	207,992
USD	50,991,512	NZD	78,593,576	2/3/20	188,634
USD	4,607,590	NZD	6,960,000	2/3/20	108,646
USD	17,894,129	NZD	27,580,347	2/3/20	66,196
USD	22,653	NZD	34,654	2/3/20	253
USD	22,484	NZD	34,654	2/3/20	83
USD	13,122,789	NZD	20,620,347	2/3/20	(206,201)
USD	31,884,913	NZD	50,102,000	2/3/20	(501,014)
BRL	144,574,000	USD	33,862,045	2/4/20	(103,580)
BRL	317,540,700	USD	78,702,431	2/4/20	(4,555,721)
USD	34,488,073	BRL	144,574,000	2/4/20	729,608
USD	74,374,212	BRL	317,540,700	2/4/20	227,502
AUD	37,703,000	USD	26,192,840	2/10/20	(952,187)
EUR	11,112,060	USD	12,457,952	2/10/20	(129,652)
EUR	65,843,986	USD	73,819,010	2/10/20	(768,245)
PHP	510,531,000	USD	10,039,941	2/10/20	(6,872)
SEK	664,386,000	USD	69,445,594	2/10/20	(412,432)
USD	7,992,940	CLP	6,197,126,000	2/10/20	249,892
USD	3,996,494	CLP	3,091,287,953	2/10/20	134,060
USD	249,834,363	EUR	222,843,552	2/10/20	2,600,062
USD	7,933,792	NZD	11,916,000	2/10/20	230,780
USD	1,128,548	NZD	1,695,000	2/10/20	32,827
USD	4,661	NZD	7,000	2/10/20	136
USD	46,486,038	RUB	2,885,151,300	2/10/20	1,388,990
USD	14,980,553	SGD	20,211,313	2/10/20	169,855
USD	37,957,759	KRW	43,928,514,954	2/13/20	1,137,732
USD	33,148,013	AUD	48,278,000	2/14/20	825,495
USD	33,614,631	AUD	49,022,000	2/14/20	793,999
USD	19,228,850	NZD	28,976,000	2/21/20	494,948
USD	12,198,534	NZD	18,382,000	2/21/20	313,989
USD	7,489	NZD	11,654	2/24/20	(46)
USD	19,679,127	NZD	30,623,605	2/24/20	(120,756)
USD	21,792,561	NZD	33,912,418	2/24/20	(133,724)
JPY	13,138,147,390	USD	121,588,719	2/26/20	(196,864)
USD	55,187,547	JPY	5,963,235,202	2/26/20	89,354
BRL	144,574,000	USD	34,446,165	3/3/20	(738,718)
USD	7,638,246	EUR	6,895,715	3/3/20	(22,558)
USD	12,739,869	EUR	11,506,800	3/3/20	(43,625)
AUD	124,039,294	USD	84,800,704	3/5/20	(1,723,840)
PHP	235,246,000	USD	4,595,007	3/5/20	8,892
PHP	223,167,500	USD	4,357,038	3/5/20	10,478
USD	31,651,521	NZD	48,630,000	3/5/20	205,483
USD	24,382,020	NZD	37,461,000	3/5/20	158,289
USD	12,142,784	EUR	10,840,610	3/6/20	97,173
USD	11,920,500	EUR	10,642,163	3/6/20	95,394
USD	418,925	EUR	374,000	3/6/20	3,352
PHP	968,540,000	USD	18,436,090	3/9/20	515,647
PHP	920,530,000	USD	18,060,586	3/9/20	(48,276)
PHP	920,530,000	USD	18,063,776	3/9/20	(51,466)
AUD	48,427,000	USD	33,307,848	3/10/20	(870,255)
USD	1,423,279	KRW	1,649,680,300	3/10/20	43,491
USD	10,644,343	KRW	12,659,849,000	3/10/20	55,675
USD	352,313	KRW	409,574,922	3/10/20	9,746
JPY	8,961,281,445	USD	83,026,335	3/11/20	(164,307)
AUD	96,059,031	USD	65,560,903	3/13/20	(1,214,626)
JPY	4,571,625,200	USD	42,295,596	3/13/20	(18,567)
NZD	16,432,000	USD	10,740,737	3/13/20	(114,016)
USD	12,963,170	NZD	19,832,047	3/13/20	137,608
INR	829,498,000	USD	11,629,020	3/16/20	(99,407)
INR	1,551,965,000	USD	21,751,437	3/16/20	(179,889)
NOK	758,820,100	USD	84,123,599	3/19/20	(1,610,433)
CAD	137,934,178	USD	105,245,463	3/20/20	(1,022,199)
GBP	3,643,571	USD	4,734,456	3/20/20	82,661
GBP	4,337,957	USD	5,671,965	3/20/20	63,190
GBP	4,386,249	USD	5,736,337	3/20/20	62,666
GBP	908,958	USD	1,180,918	3/20/20	20,803
USD	105,245,463	CAD	137,294,811	3/20/20	1,505,305
JPY	4,394,739,760	USD	40,416,975	3/26/20	253,733
NZD	34,654	USD	22,671	3/31/20	(255)
NZD	28,491,576	USD	18,639,494	3/31/20	(209,230)
USD	18,043,358	NZD	27,580,347	3/31/20	202,538
INR	1,348,996,000	USD	18,733,454	4/3/20	(29,870)
EUR	18,233,612	USD	20,367,163	4/9/20	(64,390)
EUR	10,642,163	USD	11,970,284	4/9/20	(120,441)
USD	108,098,489	EUR	96,104,802	4/9/20	1,087,653
USD	88,473,041	EUR	78,656,826	4/9/20	890,188
USD	69,650,255	EUR	61,922,456	4/9/20	700,799
USD	48,251,076	EUR	42,897,548	4/9/20	485,487
USD	22,104,049	RUB	1,382,122,000	4/9/20	636,094
AUD	64,011,000	USD	43,974,725	4/14/20	(1,069,797)
INR	2,236,200	USD	31,217	4/15/20	(256)
INR	124,479,100	USD	1,736,110	4/15/20	(12,660)
USD	67,880,728	EUR	60,623,490	4/15/20	353,247
USD	67,864,876	ZAR	994,390,100	4/20/20	2,267,924
USD	39,975,431	ZAR	585,740,000	4/20/20	1,335,908
ZAR	1,028,860,000	USD	70,217,369	4/20/20	(2,346,540)
USD	14,375,384	KRW	16,624,125,000	4/22/20	461,113
USD	7,956,899	KRW	9,245,916,068	4/22/20	218,134
USD	144,766,295	EUR	129,550,000	4/24/20	384,459
USD	22,596,955	KRW	26,257,661,534	4/29/20	617,943
USD	16,852,322	EUR	15,102,000	5/8/20	7,335
USD	10,621,018	EUR	9,517,894	5/8/20	4,623
USD	6,649,648	EUR	5,959,000	5/8/20	2,894
USD	146,850,768	EUR	131,860,237	5/8/20	(228,027)
USD	96,356,153	ZAR	1,416,936,500	5/26/20	3,325,150
USD	95,458,404	EUR	84,328,330	7/10/20	1,057,661
USD	91,824,106	EUR	81,117,776	7/10/20	1,017,394
USD	6,225,918	EUR	5,500,000	7/10/20	68,982
EUR	10,840,610	USD	12,226,365	7/17/20	(86,050)
USD	87,146,903	EUR	77,269,538	7/17/20	613,348
USD	12,813,277	EUR	11,361,000	7/17/20	90,181
USD	11,305,498	IDR	156,660,286,557	7/21/20	170,668
USD	9,049,323	IDR	125,468,859,000	7/21/20	131,463
___________________________________________________________________________________________________________
$7,592,052
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
AED	148,012,500	USD	40,295,795	BNP Paribas	2/3/20	$1,097	$—
AED	148,012,500	USD	40,297,441	BNP Paribas	2/3/20	—	(549)
EUR	14,733,967	USD	16,214,730	UBS AG	2/3/20	125,968	—
EUR	14,733,967	USD	16,258,932	UBS AG	2/3/20	81,766	—
EUR	6,410,000	USD	7,054,205	UBS AG	2/3/20	54,802	—
EUR	6,626,000	USD	7,311,791	UBS AG	2/3/20	36,771	—
EUR	6,410,000	USD	7,073,435	UBS AG	2/3/20	35,572	—
EUR	6,626,000	USD	7,367,052	UBS AG	2/3/20	—	(18,490)
TRY	2,853,495	USD	413,850	Goldman Sachs International	2/3/20	62,945	—
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(4,428,257)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(6,161,930)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(8,220,933)
TRY	418,565	USD	60,688	JPMorgan Chase Bank, N.A.	2/3/20	9,251	—
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,716,593)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(5,182,049)
USD	40,295,795	AED	148,012,500	BNP Paribas	2/3/20	—	(1,097)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(168,791)
USD	16,381,814	EUR	14,733,967	UBS AG	2/3/20	41,115	—
USD	7,126,894	EUR	6,410,000	UBS AG	2/3/20	17,887	—
USD	7,073,435	EUR	6,410,000	UBS AG	2/3/20	—	(35,572)
USD	7,311,791	EUR	6,626,000	UBS AG	2/3/20	—	(36,771)
USD	7,291,913	EUR	6,626,000	UBS AG	2/3/20	—	(56,649)
USD	16,258,932	EUR	14,733,967	UBS AG	2/3/20	—	(81,766)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	11,172,626	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	4,417,810	—
BRL	172,966,700	USD	40,512,168	Standard Chartered Bank	2/4/20	—	(123,922)
EUR	11,506,800	USD	12,718,466	Citibank, N.A.	2/4/20	43,145	—
USD	42,817,609	BRL	172,966,700	Standard Chartered Bank	2/4/20	2,429,364	—
USD	12,713,771	EUR	11,506,800	Standard Chartered Bank	2/4/20	—	(47,840)
AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	20,768	—
AED	159,291,500	USD	43,370,117	BNP Paribas	2/5/20	—	(2,480)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(314,877)
TRY	388,062,500	USD	65,292,432	Standard Chartered Bank	2/6/20	—	(497,267)
USD	7,400,000	UAH	187,442,000	Bank of America, N.A.	2/7/20	—	(78,345)
EGP	643,747,000	USD	34,665,967	Goldman Sachs International	2/10/20	6,001,841	—
EGP	142,999,000	USD	8,150,413	Goldman Sachs International	2/10/20	883,347	—
TRY	637,465	USD	92,417	Deutsche Bank AG	2/10/20	13,919	—
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(5,614,495)
TRY	879,950	USD	126,520	Standard Chartered Bank	2/10/20	20,265	—
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(4,432,092)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(5,640,841)
USD	9,991,041	CLP	7,708,050,000	Standard Chartered Bank	2/10/20	360,158	—
USD	10,390,957	CLP	8,046,570,020	Standard Chartered Bank	2/10/20	337,108	—
USD	799,297	CLP	619,620,000	Standard Chartered Bank	2/10/20	25,108	—
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	3,402,649	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	6,074,138	—
USD	6,006,845	UAH	152,694,000	Bank of America, N.A.	2/10/20	—	(81,608)
USD	5,000,000	UAH	127,100,000	ICBC Standard Bank PLC	2/10/20	—	(67,929)
USD	5,359,961	UAH	135,875,000	Bank of America, N.A.	2/12/20	—	(55,752)
USD	5,359,921	UAH	136,142,000	Citibank, N.A.	2/12/20	—	(66,433)
USD	40,030,783	KRW	46,458,318,000	Australia and New Zealand Banking Group Limited	2/13/20	1,090,324	—
USD	30,469,842	KRW	35,270,600,000	Australia and New Zealand Banking Group Limited	2/13/20	906,710	—
USD	9,390,193	KRW	10,972,432,300	Australia and New Zealand Banking Group Limited	2/13/20	193,314	—
USD	2,341,881	KRW	2,712,870,000	Australia and New Zealand Banking Group Limited	2/13/20	68,006	—
USD	2,341,848	KRW	2,733,833,342	Australia and New Zealand Banking Group Limited	2/13/20	50,402	—
USD	5,359,960	UAH	135,607,000	Citibank, N.A.	2/13/20	—	(44,019)
USD	7,067,905	UAH	178,818,000	Citibank, N.A.	2/13/20	—	(58,046)
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(6,267,447)
TRY	1,600,170	USD	229,909	Standard Chartered Bank	2/14/20	36,774	—
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(1,884,898)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(7,222,269)
UAH	118,800,000	USD	4,757,709	Standard Chartered Bank	2/14/20	—	(24,414)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(571,870)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	4,091,090	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	5,384,067	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(179,719)
MYR	48,463,000	USD	11,666,586	State Street Bank and Trust Company	2/20/20	140,351	—
USD	11,685,152	MYR	48,463,000	Barclays Bank PLC	2/20/20	—	(121,785)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(567,184)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(515,259)
USD	10,251,053	UAH	258,019,000	Bank of America, N.A.	2/20/20	—	(17,106)
EUR	3,380,945	RSD	399,120,534	JPMorgan Chase Bank, N.A.	2/24/20	—	(7,719)
EUR	6,123,527	USD	6,843,911	Australia and New Zealand Banking Group Limited	2/24/20	—	(44,314)
EUR	15,638,509	USD	17,255,703	Bank of America, N.A.	2/24/20	109,382	—
EUR	6,184,967	USD	6,815,815	Bank of America, N.A.	2/24/20	52,006	—
EUR	5,799,593	USD	6,453,932	Bank of America, N.A.	2/24/20	—	(14,033)
EUR	21,679,112	USD	23,886,674	UBS AG	2/24/20	185,928	—
EUR	6,626,000	USD	7,301,256	UBS AG	2/24/20	56,290	—
INR	632,595,900	USD	8,846,827	Australia and New Zealand Banking Group Limited	2/24/20	—	(21,539)
INR	236,430,000	USD	3,326,818	Australia and New Zealand Banking Group Limited	2/24/20	—	(28,405)
INR	884,171,000	USD	12,433,727	Australia and New Zealand Banking Group Limited	2/24/20	—	(98,737)
INR	1,634,340,000	USD	22,942,001	Australia and New Zealand Banking Group Limited	2/24/20	—	(141,472)
INR	4,831,800	USD	66,483	Goldman Sachs International	2/24/20	925	—
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(313,973)
USD	2,201,255	EUR	1,978,078	Bank of America, N.A.	2/24/20	4,786	—
USD	1,930,927	EUR	1,732,759	Goldman Sachs International	2/24/20	6,863	—
USD	245,403	EUR	218,570	Morgan Stanley & Co. International PLC	2/24/20	2,702	—
USD	7,063,243	EUR	6,410,000	UBS AG	2/24/20	—	(54,455)
USD	16,235,505	EUR	14,733,967	UBS AG	2/24/20	—	(125,171)
USD	32,380,487	ZAR	483,554,000	Standard Chartered Bank	2/24/20	247,098	—
EUR	467,105	RSD	54,973,576	HSBC Bank USA, N.A.	2/27/20	599	—
UAH	77,223,179	USD	3,093,877	Bank of America, N.A.	2/28/20	—	(25,460)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(336,157)
USD	1,040,798	UAH	25,801,384	Bank of America, N.A.	3/3/20	16,390	—
USD	11,517,745	THB	348,550,000	Standard Chartered Bank	3/6/20	328,561	—
USD	10,855,193	UAH	269,643,000	Bank of America, N.A.	3/9/20	163,039	—
USD	1,658,153	KRW	1,936,311,700	Australia and New Zealand Banking Group Limited	3/10/20	38,627	—
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(46,401)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(730,727)
NOK	926,860,000	EUR	93,342,196	Standard Chartered Bank	3/16/20	—	(2,997,349)
THB	357,755,000	USD	11,845,698	Standard Chartered Bank	3/16/20	—	(358,466)
UGX	6,944,382,000	USD	1,731,766	Standard Chartered Bank	3/16/20	139,823	—
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(429,180)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(487,564)
EUR	844,936	RSD	99,449,000	Citibank, N.A.	3/24/20	2,472	—
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(365,244)
USD	38,604,843	ZAR	579,312,000	Standard Chartered Bank	3/27/20	269,279	—
UGX	34,709,670,000	USD	8,651,463	Citibank, N.A.	4/3/20	676,248	—
UGX	18,108,234,000	USD	4,731,705	Citibank, N.A.	4/3/20	134,616	—
USD	3,061,045	UAH	74,414,000	Goldman Sachs International	4/3/20	126,176	—
EGP	23,400,000	USD	1,362,842	Standard Chartered Bank	4/7/20	89,555	—
USD	42,967,584	THB	1,301,660,001	Standard Chartered Bank	4/10/20	1,149,314	—
UGX	2,996,764,000	USD	743,798	Standard Chartered Bank	4/14/20	59,112	—
USD	7,722,537	UAH	188,121,000	Bank of America, N.A.	4/14/20	320,174	—
EGP	39,490,000	USD	2,310,032	HSBC Bank USA, N.A.	4/15/20	135,946	—
EGP	100,000,000	USD	5,899,705	HSBC Bank USA, N.A.	4/16/20	292,604	—
EGP	126,190,000	USD	7,442,642	JPMorgan Chase Bank, N.A.	4/16/20	371,433	—
UGX	7,328,920,000	USD	1,825,840	Citibank, N.A.	4/20/20	134,044	—
EGP	158,826,000	USD	8,317,675	Goldman Sachs International	4/21/20	1,504,561	—
EGP	483,800,000	USD	25,329,843	HSBC Bank USA, N.A.	4/21/20	4,589,675	—
USD	10,291,996	CNH	71,070,350	Citibank, N.A.	4/21/20	163,550	—
USD	6,745,920	CNH	46,359,650	UBS AG	4/23/20	139,467	—
USD	15,405,960	THB	467,879,000	Standard Chartered Bank	4/24/20	370,155	—
USD	25,838,237	KRW	30,035,400,000	Barclays Bank PLC	4/29/20	697,064	—
EGP	675,953,000	USD	35,483,097	Goldman Sachs International	5/7/20	6,145,874	—
EGP	243,480,000	USD	12,814,737	Société Générale	5/13/20	2,156,223	—
AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	8,199	—
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(39,069)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(124,320)
USD	1,151,155	GHS	6,976,000	ICBC Standard Bank PLC	5/22/20	—	(66,722)
USD	2,325,083	GHS	14,090,000	ICBC Standard Bank PLC	5/22/20	—	(134,764)
USD	955,482	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(56,215)
USD	2,365,318	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(135,031)
USD	2,886,957	GHS	17,596,000	ICBC Standard Bank PLC	5/26/20	—	(179,509)
USD	939,314	GHS	5,778,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(66,281)
USD	474,328	GHS	2,910,000	Standard Chartered Bank	5/29/20	—	(32,125)
USD	1,187,363	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(85,341)
USD	3,873,532	GHS	24,074,000	Standard Chartered Bank	6/4/20	—	(305,143)
USD	1,455,044	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(106,806)
USD	2,449,735	GHS	15,023,000	Standard Chartered Bank	6/8/20	—	(153,291)
EGP	264,600,000	USD	15,659,585	Morgan Stanley & Co. International PLC	6/15/20	468,595	—
UGX	6,767,004,000	USD	1,675,416	Standard Chartered Bank	6/15/20	113,422	—
USD	2,395,126	GHS	14,742,000	Standard Chartered Bank	6/15/20	—	(151,334)
UGX	32,737,140,000	USD	8,093,236	Standard Chartered Bank	6/17/20	557,801	—
USD	1,411,048	GHS	8,685,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(87,835)
USD	1,406,478	GHS	8,685,000	Standard Chartered Bank	6/19/20	—	(91,087)
USD	1,969,572	GHS	11,975,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(92,570)
UGX	7,547,290,000	USD	1,883,526	Citibank, N.A.	6/26/20	107,870	—
USD	1,780,578	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(113,781)
UGX	26,676,410,000	USD	6,688,331	Standard Chartered Bank	7/2/20	343,265	—
USD	2,475,985	GHS	15,182,000	Citibank, N.A.	7/2/20	—	(126,983)
UGX	21,047,320,000	USD	5,285,615	Standard Chartered Bank	7/10/20	254,736	—
USD	2,443,157	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(110,836)
BRL	56,983,400	USD	14,789,477	Standard Chartered Bank	7/23/20	—	(1,596,671)
USD	14,784,636	BRL	56,983,400	Standard Chartered Bank	7/23/20	1,591,830	—
EGP	149,310,000	USD	9,086,262	Citibank, N.A.	7/27/20	—	(84,924)
EGP	113,397,000	USD	6,870,464	Citibank, N.A.	7/29/20	—	(37,745)
EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	407,299	—
UGX	4,905,440,000	USD	1,229,434	Citibank, N.A.	8/10/20	52,812	—
UGX	6,873,248,000	USD	1,728,249	Standard Chartered Bank	8/14/20	65,010	—
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(215,475)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(507,853)
EGP	193,874,000	USD	10,934,800	JPMorgan Chase Bank, N.A.	11/9/20	473,068	—
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,894,883)
EGP	163,263,000	USD	9,348,010	Citibank, N.A.	12/24/20	169,628	—
USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(110,731)
USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(58,103)
USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(94,452)
USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(113,825)
USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(218,413)
USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(194,204)
USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(12,077)
USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(298,657)
USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(177,023)
USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(38,601)
USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(96,026)
USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(162,865)
USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(271,017)
USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(16,639)
USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(15,356)
___________________________________________________________________________________________________________
$73,124,554	$(75,708,293)
___________________________________________________________________________________________________________
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Commodity Futures
WTI Crude Oil	819	Short	3/19/20	$(42,325,920)	$6,209,923
WTI Crude Oil	902	Long	7/20/20	46,534,180	(5,215,904)
Equity Futures
SPI 200 Index	192	Long	3/19/20	22,068,773	225,558
TOPIX Index	247	Long	3/12/20	37,553,888	(1,564,542)
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	41	Short	3/16/20	(4,299,234)	(114,437)
Euro-Bobl	239	Short	3/6/20	(35,772,880)	(221,785)
Euro-Bund	67	Short	3/6/20	(13,006,578)	(214,093)
U.S. Ultra-Long Treasury Bond	22	Short	3/20/20	(4,261,125)	(109,374)
___________________________________________________________________________________________________________
$(1,004,654)
___________________________________________________________________________________________________________

WTI – West Texas Intermediate

Centrally Cleared Inflation Swaps

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Notional Amount (000's omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(846,998)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(887,802)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(904,664)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(977,472)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,623,196)
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,715,703
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,734,243
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,773,883
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,009,115
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	3,230,123
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	692,450
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	675,665
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	2,175,298
USD	109,009	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.73% (pays upon termination)	6/21/24	(237,643)
USD	58,740	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.88% (pays upon termination)	7/15/24	(620,081)
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(1,140,872)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(601,853)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(787,089)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	2,312,646
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(4,066,063)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(298,968)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(280,265)
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(321,497)
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(344,787)
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(348,363)
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(413,419)
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(1,576,592)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,026,446)
___________________________________________________________________________________________________________
$(984,944)
___________________________________________________________________________________________________________

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted
HICP - Harmonised Indices of Consumer Prices

Inflation Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(1,113,452)
___________________________________________________________________________________________________________
$(1,113,452)
___________________________________________________________________________________________________________

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
CAD	303,000	Receives	3-month Canadian Bankers Acceptances (pays semi-annually)	1.80% (pays semi-annually)	6/11/24	$(1,382,785)	$—	$(1,382,785)
CNY	575,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,973,789	—	1,973,789
CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,062,122	—	1,062,122
CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	660,827	—	660,827
CNY	191,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	657,701	—	657,701
CNY	273,585	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	520,074	—	520,074
CNY	209,748	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	401,947	—	401,947
CNY	182,390	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	341,107	—	341,107
CNY	136,793	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	260,038	—	260,038
CNY	136,792	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	258,353	—	258,353
CNY	68,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	131,072	—	131,072
CNY	91,195	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	157,411	—	157,411
CNY	407,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	859,232	—	859,232
CNY	316,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	670,421	—	670,421
CNY	173,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	373,859	—	373,859
CNY	135,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	298,863	—	298,863
CNY	85,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	184,885	—	184,885
CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	1,058,454	—	1,058,454
CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	302,277	—	302,277
CNY	297,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	127,019	—	127,019
CNY	169,543	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	80,576	—	80,576
EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	3,963	—	3,963
EUR	10,675	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	120,351	(4)	120,347
EUR	1,300	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	14,457	(25)	14,432
EUR	9,681	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(203,947)	37,375	(166,572)
EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(119,307)	59,438	(59,869)
EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(21,223)	(16)	(21,239)
EUR	9,853	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(51,126)	(16)	(51,142)
EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	64,516	8	64,524
GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(4,336,130)	—	(4,336,130)
GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,846,877)	—	(3,846,877)
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,235,359	—	2,235,359
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,099,105	—	1,099,105
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,145,298	—	1,145,298
NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(2,600,063)	—	(2,600,063)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(8,472,918)	—	(8,472,918)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(8,461,335)	—	(8,461,335)
NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(2,018,597)	—	(2,018,597)
NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(1,618,016)	—	(1,618,016)
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,620,046	—	1,620,046
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,105,370	—	1,105,370
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,090,416	—	1,090,416
SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	2,112,947	—	2,112,947
SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	2,244,265	—	2,244,265
SGD	38,177	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	263,757	—	263,757
SGD	27,018	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	167,445	—	167,445
SGD	26,432	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	182,613	—	182,613
SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	180,250	—	180,250
SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	147,687	—	147,687
USD	5,411	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(225,687)	—	(225,687)
USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(475,673)	—	(475,673)
USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(4,116)	—	(4,116)
USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(36,053)	—	(36,053)
USD	3,273	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(74,881)	—	(74,881)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(13,542)	—	(13,542)
USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(16,491)	—	(16,491)
USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(8,775)	—	(8,775)
USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(30,681)	—	(30,681)
USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(14,246)	—	(14,246)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(118,171)	—	(118,171)
USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(70,918)	—	(70,918)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(8,662)	—	(8,662)
USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(20,099)	—	(20,099)
USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(32,025)	—	(32,025)
USD	64,373	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(1,567,744)	—	(1,567,744)
USD	75,877	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(3,954,612)	(65,500)	(4,020,112)
USD	8,245	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	(48,360)	—	(48,360)
USD	8,293	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/16/29	(175,471)	—	(175,471)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(27,551)	—	(27,551)
USD	90,352	Pays	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	7/3/38	1,776,806	—	1,776,806
USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(285,046)	—	(285,046)
USD	39,123	Pays	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	7/5/38	(51,264)	—	(51,264)
USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(516,877)	—	(516,877)
USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(689,068)	—	(689,068)
USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(530,232)	—	(530,232)
USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(724,759)	—	(724,759)
USD	45,142	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	7/7/38	(629,522)	—	(629,522)
USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(1,100,813)	—	(1,100,813)
USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(2,540,092)	—	(2,540,092)
USD	19,974	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(1,532,939)	(23,706)	(1,556,645)
USD	34,888	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(1,877,885)	—	(1,877,885)
USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/23/40	(214,976)	—	(214,976)
USD	7,760	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	1/27/40	(283,639)	—	(283,639)
USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	1/28/40	(100,199)	—	(100,199)
USD	1,812	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	1/30/40	(39,660)	—	(39,660)
USD	2,750	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(35,899)	—	(35,899)
USD	810	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(11,129)	—	(11,129)
USD	15,519	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(2,053,809)	—	(2,053,809)
USD	1,702	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(20,480)	—	(20,480)
USD	1,474	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(21,613)	—	(21,613)
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	2,727	—	2,727
USD	4,790	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	95,228	—	95,228
USD	684	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	18,470	—	18,470
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	5,107	—	5,107
USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	2,164	—	2,164
USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(35,126)	—	(35,126)
USD	930	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(34,466)	—	(34,466)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(41,319)	—	(41,319)
USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(155,748)	—	(155,748)
USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(199,836)	—	(199,836)
USD	7,630	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(476,352)	—	(476,352)
USD	3,334	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(181,870)	—	(181,870)
USD	3,310	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(182,884)	—	(182,884)
USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(102,550)	—	(102,550)
USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(93,248)	—	(93,248)
ZAR	640,223	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	387,506	—	387,506
ZAR	762,167	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	500,327	—	500,327
___________________________________________________________________________________________________________
Total	$(27,853,175)	$7,554	$(27,845,621)
___________________________________________________________________________________________________________

Interest Rate Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation(Depreciation)
___________________________________________________________________________________________________________
Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$249,789
Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,085,910
Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	2,714,269
___________________________________________________________________________________________________________
$5,049,968
___________________________________________________________________________________________________________
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation(Depreciation)
___________________________________________________________________________________________________________

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Indonesia	$15,875	1.00% (pays quarterly)(1)	12/20/24	0.68%	$ 256,849	$ (88,193)	$168,656
___________________________________________________________________________________________________________
Total	$15,875	$256,849	$(88,193)	$168,656
___________________________________________________________________________________________________________
Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Malaysia	$343,050	1.00% (pays quarterly)(1)	12/20/24	$(9,786,951)	$8,223,551	$(1,563,400)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	1,000	1.00% (pays quarterly)(1)	6/20/24	33,000	(25,680)	7,320
Mexico	287,180	1.00% (pays quarterly)(1)	12/20/24	(2,517,053)	1,717,078	(799,975)
Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(1,187,541)	(10,969)	(1,198,510)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(494,410)	(834,760)	(1,329,170)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(494,431)	(834,896)	(1,329,327)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,192,764)	(1,897,966)	(3,090,730)
Russia	196,301	1.00% (pays quarterly)(1)	12/20/24	(3,529,380)	1,633,894	(1,895,486)
South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	(203,105)	(2,076,559)	(2,279,664)
South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	49,152	84,304	133,456
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,985,345	(4,519,025)	(533,680)
___________________________________________________________________________________________________________
Total	$(15,338,138)	$1,458,972	$(13,879,166)
___________________________________________________________________________________________________________

Credit Default Swaps - Sell Protection

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Indonesia	Goldman Sachs International	$10,185	1.00% (pays quarterly)(1)	12/20/24	0.68%	$164,788	$(58,221)	$106,567
Indonesia	HSBC Bank USA, N.A.	62,015	1.00% (pays quarterly)(1)	12/20/24	0.68	1,003,368	(354,499)	648,869
Indonesia	JPMorgan Chase Bank, N.A.	32,135	1.00% (pays quarterly)(1)	12/20/24	0.68	519,926	(176,309)	343,617
___________________________________________________________________________________________________________
Total		$104,335				$1,688,082	$(589,029)	$1,099,053
___________________________________________________________________________________________________________
Credit Default Swaps - Buy Protection
Reference Entity	Counterparty		Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Croatia	BNP Paribas		$915	1.00% (pays quarterly)(1)	3/20/20	$(2,221)	$(1,987)	$(4,208)
Croatia	Citibank, N.A.		400	1.00% (pays quarterly)(1)	3/20/20	(971)	(789)	(1,760)
Croatia	Citibank, N.A.		156	1.00% (pays quarterly)(1)	6/20/20	(738)	(861)	(1,599)
Croatia	Citibank, N.A.		1,210	1.00% (pays quarterly)(1)	6/20/20	(5,730)	(6,852)	(12,582)
Croatia	Goldman Sachs International		2,670	1.00% (pays quarterly)(1)	3/20/20	(6,481)	(5,200)	(11,681)
Croatia	Goldman Sachs International		4,150	1.00% (pays quarterly)(1)	3/20/20	(10,074)	(8,090)	(18,164)
Croatia	Goldman Sachs International		2,100	1.00% (pays quarterly)(1)	6/20/20	(9,944)	(11,931)	(21,875)
Egypt	Barclays Bank PLC		9,744	1.00% (pays quarterly)(1)	12/20/24	693,164	(936,740)	(243,576)
Egypt	JPMorgan Chase Bank, N.A.		9,097	1.00% (pays quarterly)(1)	12/20/24	647,138	(922,653)	(275,515)
Oman	Bank of America, N.A.		17,964	1.00% (pays quarterly)(1)	6/20/22	204,692	(427,562)	(222,870)
Oman	Bank of America, N.A.		14,372	1.00% (pays quarterly)(1)	12/20/22	261,794	(446,569)	(184,775)
Oman	Bank of America, N.A.		23,000	1.00% (pays quarterly)(1)	6/20/26	1,973,666	(3,276,883)	(1,303,217)
Qatar	Goldman Sachs International		1,360	1.00% (pays quarterly)(1)	12/20/20	(12,449)	(5,683)	(18,132)
Qatar	Goldman Sachs International		7,960	1.00% (pays quarterly)(1)	12/20/20	(72,861)	(22,627)	(95,488)
Qatar	Goldman Sachs International		1,730	1.00% (pays quarterly)(1)	9/20/24	(45,832)	686	(45,146)
Qatar	Nomura International PLC		5,380	1.00% (pays quarterly)(1)	9/20/24	(142,529)	8,548	(133,981)
South Africa	Bank of America, N.A.		5,000	1.00% (pays quarterly)(1)	9/20/22	23,273	(98,674)	(75,401)
South Africa	Bank of America, N.A.		7,500	1.00% (pays quarterly)(1)	9/20/22	34,909	(195,045)	(160,136)
South Africa	Bank of America, N.A.		14,640	1.00% (pays quarterly)(1)	9/20/22	68,143	(273,233)	(205,090)
South Africa	Bank of America, N.A.		26,320	1.00% (pays quarterly)(1)	9/20/22	122,508	(544,019)	(421,511)
South Africa	BNP Paribas		2,940	1.00% (pays quarterly)(1)	12/20/25	171,912	(290,050)	(118,138)
South Africa	BNP Paribas		13,330	1.00% (pays quarterly)(1)	12/20/25	779,452	(1,461,268)	(681,816)
South Africa	BNP Paribas		15,990	1.00% (pays quarterly)(1)	12/20/25	934,992	(1,753,878)	(818,886)
South Africa	BNP Paribas		26,186	1.00% (pays quarterly)(1)	12/20/25	1,531,189	(2,748,583)	(1,217,394)
South Africa	Goldman Sachs International		3,070	1.00% (pays quarterly)(1)	9/20/22	14,289	(77,227)	(62,938)
South Africa	Goldman Sachs International		15,000	1.00% (pays quarterly)(1)	9/20/22	69,818	(389,571)	(319,753)
South Africa	HSBC Bank USA, N.A.		7,120	1.00% (pays quarterly)(1)	12/20/22	46,861	(181,711)	(134,850)
South Africa	HSBC Bank USA, N.A.		58,700	1.00% (pays quarterly)(1)	6/20/29	7,076,611	(6,962,010)	114,601
Ukraine	Barclays Bank PLC		4,885	5.00% (pays quarterly)(1)	12/20/24	(374,002)	114,932	(259,070)
Ukraine	Barclays Bank PLC		9,770	5.00% (pays quarterly)(1)	12/20/24	(747,996)	311,614	(436,382)
Ukraine	Barclays Bank PLC		11,310	5.00% (pays quarterly)(1)	12/20/24	(865,907)	398,698	(467,209)
Ukraine	Barclays Bank PLC		9,770	5.00% (pays quarterly)(1)	12/20/24	(748,003)	159,924	(588,079)
Ukraine	Barclays Bank PLC		9,770	5.00% (pays quarterly)(1)	12/20/24	(748,003)	83,709	(664,294)
Ukraine	Barclays Bank PLC		9,770	5.00% (pays quarterly)(1)	12/20/24	(748,003)	62,657	(685,346)
Ukraine	Barclays Bank PLC		17,190	5.00% (pays quarterly)(1)	12/20/24	(1,316,087)	605,978	(710,109)
Ukraine	Barclays Bank PLC		14,655	5.00% (pays quarterly)(1)	12/20/24	(1,122,005)	156,745	(965,260)
Ukraine	Barclays Bank PLC		14,655	5.00% (pays quarterly)(1)	12/20/24	(1,121,971)	133,658	(988,313)
Ukraine	Barclays Bank PLC		14,655	5.00% (pays quarterly)(1)	12/20/24	(1,121,970)	39,703	(1,082,267)
Ukraine	Barclays Bank PLC		24,420	5.00% (pays quarterly)(1)	12/20/24	(1,869,625)	641,219	(1,228,406)
Ukraine	Barclays Bank PLC		24,424	5.00% (pays quarterly)(1)	12/20/24	(1,869,931)	197,939	(1,671,992)
Ukraine	Barclays Bank PLC		6,407	5.00% (pays quarterly)(1)	12/20/24	(490,555)	157,211	(333,344)
Ukraine	Barclays Bank PLC		6,407	5.00% (pays quarterly)(1)	12/20/24	(490,555)	91,171	(399,384)
Ukraine	Barclays Bank PLC		29,310	5.00% (pays quarterly)(1)	12/20/24	(2,244,009)	996,477	(1,247,532)
Ukraine	Barclays Bank PLC		19,539	5.00% (pays quarterly)(1)	12/20/24	(1,495,961)	158,017	(1,337,944)
Ukraine	JPMorgan Chase Bank, N.A.		4,560	5.00% (pays quarterly)(1)	12/20/24	(349,119)	18,459	(330,660)
Ukraine	JPMorgan Chase Bank, N.A.		4,575	5.00% (pays quarterly)(1)	12/20/24	(350,268)	—	(350,268)
___________________________________________________________________________________________________________
Total						$(3,729,389)	$(16,712,351)	$(20,441,740)
___________________________________________________________________________________________________________

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $120,210,000.

** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000's omitted)		Portfolio Receives		Portfolio Pays		Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Citibank, N.A.	USD	70,800	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)		3/26/20	$297,065
Citibank, N.A.	USD	60,700	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)		3/26/20	355,982
Citibank, N.A.	USD	55,500	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)		3/31/20	344,431
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date		6-month USD-LIBOR+ 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date		12/17/21	(2,681,165)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date		6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date		12/17/21	(1,006,722)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date		6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date		5/17/23	(1,815,308)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date		6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date		5/17/23	(1,014,331)
JPMorgan Chase Bank, N.A.	CNY	42,900	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)		3-month USD-LIBOR minus 6.10% on $6,250,048 (pays quarterly)		4/17/20	(624,880)
UBS AG	CNY	66,249	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)		3-month USD-LIBOR minus 10.90% on $9,467,867 (pays quarterly)		2/12/20	228,270
___________________________________________________________________________________________________________
								$(5,916,658)
___________________________________________________________________________________________________________

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Abbreviations:
EURIBOR - Euro Interbank Offered Rate GDP - Gross Domestic Product LIBOR - London Interbank Offered Rate OMO - Open Market Operation

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PHP	-	Philippine Peso
PKR	-	Pakistani Rupee
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
ZAR	-	South African Rand

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2020 were $9,876,597 or 0.3% of the Portfolio's consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2020 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/16/2020	On demand(1)	2.40%	$22,746,946	$22,769,693
Barclays Bank PLC	1/16/2020	On demand(1)	2.30%	14,437,156	14,450,992
JPMorgan Chase Bank, N.A.	1/7/2020	On demand(1)	2.00%	13,091,934	13,109,390
JPMorgan Chase Bank, N.A.	1/23/2020	On demand(1)	2.00%	15,843,070	15,850,111
Nomura International PLC	1/7/2020	On demand(1)	2.25%	16,797,743	16,822,940
Nomura International PLC	1/7/2020	On demand(1)	2.25%	13,566,000	13,586,349
Total				$96,482,849	$96,589,475

(1) Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At January 31, 2020, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2020, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt having an aggregate market value of $115,011,368.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2020.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $135,064,005, which represents 4.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$172,862,422	$$421,262,355	$(459,068,341)	$17,140	$(9,571)	$135,064,005	$438,501	135,050,500

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Absolute Return Advantage Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Foreign Government Bonds	$—	$2,136,362,979	$—	$2,136,362,979
Foreign Corporate Bonds	—	97,889,104	57,202,295	155,091,399
Sovereign Loans	—	157,492,394	—	157,492,394
Credit Linked Notes	—	—	1,772,857	1,772,857
Collateralized Mortgage Obligations	—	21,137,155	—	21,137,155
U.S. Government Guaranteed Small Business Administration Loans	—	37,869,067	—	37,869,067
Common Stocks	—	201,241,219**	—	201,241,219
Warrants	—	—	0	0
Short-Term Investments	—
Foreign Government Securities	—	284,586,417	—	284,586,417
U.S. Treasury Obligations	—	54,983,315	—	54,983,315
Other	—	135,064,005	—	135,064,005
Purchased Currency Options	—	11,434	—	11,434
Purchased Interest Rate Swaptions	—	7,785,718	—	7,785,718
________________________________________________________________________________________________________
Total Investments	$—	$3,134,422,807	$58,975,152	$3,193,397,959
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$102,576,706	$—	$102,576,706
Futures Contracts	6,209,923	225,558	—	6,435,481
Swap Contracts	—	70,227,888	—	70,227,888
________________________________________________________________________________________________________
Total	$6,209,923	$3,307,452,959	$58,975,152	$3,372,638,034
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Securities Sold Short	$—	$(18,541,379)	$—	$(18,541,379)
Forward Foreign Currency Exchange Contracts	—	(97,568,393)	—	(97,568,393)
Futures Contracts	(5,875,593)	(1,564,542)	—	(7,440,135)
Swap Contracts	—	(118,168,745)	—	(118,168,745)
________________________________________________________________________________________________________
Total	$(5,875,593)	$(235,843,059)	$—	$(241,718,652)
________________________________________________________________________________________________________
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

Securities Sold Short

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.